Consolidated Statements of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Treasury stock	Accumulated other comprehensive (loss) income
Balance at Sep. 30, 2009	$ 166,388	$ 1,479	$ 16,525	$ 184,891	$ (38,418)	$ 1,911
Comprehensive income:
Net income	6,323	0	0	6,323	0	0
Other comprehensive income, net of tax
Unrealized gain (loss) on securities	(1,487)	0	0	0	0	(1,487)
Total comprehensive income	4,836
Cash dividends paid	(3,540)	0	0	(3,540)	0	0
Stock based compensation expense	78	0	78	0	0	0
Other Comprehensive Income Disclosure:
Unrealized gain (loss) on available for sale securities, net of income taxes of $1752, $(717) and $1,209 at September 30, 2012, 2011 and 2010, respectively	1,931
Other-than-temporary loss recognized in earnings, net of income taxes of $246 at September 30, 2011	0
Reclassification adjustment for (gain) loss included in net income, net of income taxes of $(132), $259 and $2,140 at September 30, 2012, 2011 and 2010, respectively	(3,418)
Change in unrealized loss on available for sale securities, net of income taxes of $1,884, $(729) and $(931) at September 30, 2012, 2011 and 2010, respectively	(1,487)	0	0	0	0	(1,487)
Balance at Sep. 30, 2010	167,762	1,479	16,603	187,674	(38,418)	424
Comprehensive income:
Net income	(16,268)	0	0	(16,268)	0	0
Other comprehensive income, net of tax
Unrealized gain (loss) on securities	(1,165)	0	0	0	0	(1,165)
Total comprehensive income	(17,433)
Stock based compensation expense	49	0	49	0	0	0
Other Comprehensive Income Disclosure:
Unrealized gain (loss) on available for sale securities, net of income taxes of $1752, $(717) and $1,209 at September 30, 2012, 2011 and 2010, respectively	(1,145)
Other-than-temporary loss recognized in earnings, net of income taxes of $246 at September 30, 2011	394
Reclassification adjustment for (gain) loss included in net income, net of income taxes of $(132), $259 and $2,140 at September 30, 2012, 2011 and 2010, respectively	(414)
Change in unrealized loss on available for sale securities, net of income taxes of $1,884, $(729) and $(931) at September 30, 2012, 2011 and 2010, respectively	(1,165)	0	0	0	0	(1,165)
Balance at Sep. 30, 2011	150,378	1,479	16,652	171,406	(38,418)	(741)
Comprehensive income:
Net income	18,110	0	0	18,110	0	0
Other comprehensive income, net of tax
Unrealized gain (loss) on securities	3,010	0	0	0	0	3,010
Total comprehensive income	21,120
Stock based compensation expense	5	0	5	0	0	0
Other Comprehensive Income Disclosure:
Unrealized gain (loss) on available for sale securities, net of income taxes of $1752, $(717) and $1,209 at September 30, 2012, 2011 and 2010, respectively	2,799
Other-than-temporary loss recognized in earnings, net of income taxes of $246 at September 30, 2011	0
Reclassification adjustment for (gain) loss included in net income, net of income taxes of $(132), $259 and $2,140 at September 30, 2012, 2011 and 2010, respectively	211
Change in unrealized loss on available for sale securities, net of income taxes of $1,884, $(729) and $(931) at September 30, 2012, 2011 and 2010, respectively	3,010	0	0	0	0	3,010
Balance at Sep. 30, 2012	$ 171,503	$ 1,479	$ 16,657	$ 189,516	$ (38,418)	$ 2,269